Capital	12 Months Ended
Dec. 31, 2020
Text block1 [abstract]
Capital
Note 15. Capital
15.1 Share capital issued
Accounting policy
In general, each shareholder is entitled to one vote per share at any general shareholders’ meeting. However, our
By-Laws
provide that all shares held in registered form (actions nominatives) for more than two years will be granted double voting rights. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in equity. Repurchased own shares are classified as treasury shares and deducted from equity.

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands			in $
Balance as of January 1, 2018	2,367	614,037	35,960,062	0.05
Capital Increase	379	178,230	6,146,000	—
Exercise of share warrants, employee warrants and stock options	19	7,751	324,007	—
Non-cash stock based compensation expense	—	28,507	—	—

Balance as of December 31, 2018	2,765	828,525	42,430,069	0.05

Capital Increase	2	—	35,600	—
Exercise of share warrants, employee warrants and stock options	—	—	—	—
Non-cash stock based compensation expense	—	14,951	—	—
Other movements	—	2	—

Balance as of December 31, 2019	2,767	843,478	42,465,669	0.05

Exercise of share warrants, employee warrants and stock options	18	6,101	314,517	—
Non-cash stock based compensation expense	—	14,365	—	—
Other movements	—	(32)	—

Balance as of December 31, 2020	2,785	863,912	42,780,186	0.05

Capital evolution in 2020

•
During the full year ended December 31, 2020, 20,464 ordinary shares were issued upon the exercise of 19,702 employee warrants (“bons de souscription de parts de créateurs”) for t
o
tal proceeds of €163,134; 291,053 ordinary shares were issued upon the exercise of 291,053 stock options for total proceeds of €5,197,970; and 3,000 free shares were converted to 3,000 ordinary shares.

Capital evolution in 2019

•	During the full year ended December 31, 2019, 35,600 free shares were converted to 35,600 ordinary shares.
Capital evolution in 2018

•
During the full year ended December 31, 2018, 6,146,000 ordinary shares were issued upon the closing of a follow-on
offering for net proceeds, after deducting underwriting discounts and commissions and offering expenses, of $178,611,687; 1,939 ordinary shares were issued upon the exercise of 1,867 employee warrants (“bons de souscription de parts de créateurs”) for total proceeds of $14,112; 322,068 ordinary shares were issued upon the exercise of 322,068 stock options for total proceeds of $7,525,542 and 160,000 non-employees
warrants (“bons de souscription d’actions”) were subscribed for total proceeds of $230,629.

BSA 2011:
On October 28, 2011, using the delegation of authority granted by the General Assembly held the same day, we issued 12,195,113 warrants (Bon de Souscription d’Actions or “BSA”) to the existing shareholders with a ratio of one BSA for one share. October 28, 2014 was the closing date for the exercise of the “BSA 2011.” Pursuant to the terms of the plan, we issued 1,470,836 ordinary shares for gross proceeds of $16.4 million.
Voting rights:
After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.

•	At December 31, 2020, we had 42,780,186 ordinary shares outstanding of which 6,067,389 had a double voting right.

•	At December 31, 2019, we had 42,465,669 ordinary shares outstanding of which 4,389,581 had a double voting right.

•	At December 31, 2018, we had 42,430,069 ordinary shares outstanding of which 5,016,911 had a double voting right.
Otherwise, our ordinary shares are not entitled to any preferential voting right or restriction.

15.2 Share warrants and
non-employee
warrants
Share warrants and
non-employee
warrants consist of Bon de Souscription d’Action (“BSAs”) which are granted to our board members and consultants.

Date	Type	Number of warrants/shares oustanding as of 01/01/2020	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares oustanding as of 12/31/2020	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2020	Strike price per share in euros
07/27/2010	BSPCE	19,702	—	19,702	—	—	—	—	7.97
03/24/2015	Stock Options	1,612,994	—	—	21,391	1,591,603	1,591,603	1,591,603	38.45
03/27/2015	BSA	130,000	—	—	—	130,000	130,000	130,000	38.45
05/18/2015	BSA	50,000	—	—	—	50,000	50,000	50,000	29.58
09/08/2015	BSA	224,200	—	—	—	224,200	224,200	224,200	28.01
09/08/2015	Stock Options	1,623,200	—	—	24,500	1,598,700	1,598,700	1,598,700	27.55
03/14/2016	BSA	147,025	—	—		147,025	147,025	147,025	27.37
03/14/2016	Stock Options	1,652,595	—	2,354	13,536	1,636,705	1,636,705	1,636,705	22.44
10/28/2016	BSA	148,000	—	—		148,000	148,000	148,000	18.68
10/28/2016	Stock Options	2,178,893		238,660	21,599	1,918,634	1,918,634	1,918,634	17.90
10/11/2017	BSA	200,000	—	—	—	200,000	200,000	200,000	24.34
10/11/2017	Stock Options	960,000	—	1,000	35,000	924,000	924,000	707,722	22.57
10/08/2018	Free shares	3,000	—	3,000	—	—	—	—	23.84
10/08/2018	Stock Options	50,000	—	—	30,000	20,000	20,000	9,996	24.80
12/17/2018	Free shares	13,000	—	—	13,000	—	—	—	16.00
12/17/2018	Stock Options	40,000	—	—	40,000	—	—	—	18.37
03/07/2019	Free shares	2,500	—	—	—	2,500	2,500	—	16.00
04/24/2019	Stock Options	1,469,700	—	41,539	162,646	1,265,515	1,265,515	531,538	18.25
04/24/2019	Free shares	6,500	—	—	—	6,500	6,500	—	18.01
07/16/2019	Free shares	4,000	—	—	—	4,000	4,000	—	14.01
11/06/2019	Stock Options	55,000	—	—	25,000	30,000	30,000	7,500	11.06
11/06/2019	Free shares	21,500	—	—	6,500	15,000	15,000	—	11.32
11/18/2019	Stock Options	30,000	—	7,500	—	22,500	22,500	—	12.33
11/18/2019	Free shares	16,500	—	—	—	16,500	16,500	—	12.16
03/04/2020	Free shares	—	6,500	—	—	6,500	6,500	—	14.54
04/14/2020	Free shares	—	20,000	—	—	20,000	20,000	—	9.14
04/14/2020	Stock Options	—	160,000	—	—	160,000	160,000	—	8.27
06/19/2020	Free shares	—	16,500	—	—	16,500	16,500	—	14.76
06/19/2020	Stock Options	—	17,000	—	—	17,000	17,000	—	15.84
07/20/2020	Free shares	—	10,000	—	—	10,000	10,000	—	15.76
07/20/2020	Stock Options	—	17,000	—	—	17,000	17,000	—	15.12
08/05/2020	Free shares	—	70,000	—	—	70,000	70,000	—	14.00
08/05/2020	Stock Options	—	212,000	—	—	212,000	212,000	—	14.62
09/11/2020	Free shares	—	15,000	—	—	15,000	15,000	—	14.58
09/11/2020	Free shares	—	6,500	—	—	6,500	6,500	—	14.98
09/11/2020	Stock Options	—	45,000	—	—	45,000	45,000	—	14.36
10/14/2020	Free shares	—	423,285	—	6,535	416,750	416,750	—	22.45
11/05/2020	Stock Options	—	28,000	—	—	28,000	28,000	—	14.62
11/05/2020	Free shares	—	16,600	—	—	16,600	16,600	—	14.76
12/16/2020	Free shares	—	7,300	—	—	7,300	7,300	—	23.75
	Total	10,658,309	1,070,685	313,755	399,707	11,015,532	11,015,532	8,901,623

Holders of vested stock options and warrants are entitled to subscribe to a capital increase of Cellectis at predetermined exercise price.

•
In 2020, our subsidiary Calyxt granted stock options, restricted stock unit and performance stock unit in Calyxt representing as of December 31, 2020 a 2.7% interest of that subsidiary if fully exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2020 amounted to $6.7 million (see Note 16).

•
In 2019, our subsidiary Calyxt granted stock options, restricted stock unit and performance stock unit in Calyxt representing as of December 31, 2019 a 6.1% interest of that subsidiary if fully exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2019 amounted to $4.4 million (see Note 16).

•
In 2018, our subsidiary Calyxt granted stock options and restricted stock unit in Calyxt representing as of December 31, 2018 a 3.1% interest of that subsidiary if full
y
 exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2018 amounted to $3.3 million (see Note 16).

15.3
Non-controlling
interests
On July 25, 2017, Calyxt closed its IPO with $64.4 million in gross proceeds to Calyxt from the sale of 8,050,000 shares at $8 per share, including the full exercise of the underwriter’s over-allotment option and Cellectis’ purchase of $20.0 million of shares in the IPO. On May 22, 2018, Calyxt completed a follow-on
offering of its common stock. Calyxt sold an aggregate of 4,057,500 shares of common stock at a price of $15.00 per share. In the aggregate, Calyxt received net proceeds of approximately $57.0 million, after deducting underwriting discounts and commissions of $3.2 million and offering expenses totaling approximately $0.7 million. As part of the follow-on
offering, Cellectis SA purchased 550,000 shares of common stock for a value of $8.3 million, the proceeds of which are included in the net proceeds of approximately $57.0 million. On October 20, 2020, Calyxt entered into definitive agreements with institutional investors for the purchase and sale of 3,750,000 shares of Calyxt’s common stock, at a purchase price of $4.00 per share, in an
SEC-registered,
direct offering. The financing resulted in gross proceeds of $15.0 million before payment of all related fees and expenses. Cellectis purchased 1,250,000 shares in the offering for a value of $5.0 million, the proceeds of which are included in the net proceeds of approximately $14 million.
As of December 31, 2020,
non-controlling
interests represent 35.3% of Calyxt shares.
The following table summarizes the information relating to each of our subsidiaries that reported non-controlling
interest (“NCI”):

	CALYXT
	2019	2020
	$ in thousands
Revenue	7,294	22,892
Net Profit (Loss)	(40,142)	(43,902)

Net Profit (Loss) attributable to NCI	(13,121)	(16,409)

Other comprehensive income	(1,237)	(1,196)
Total comprehensive income	(41,378)	(45,098)

Total comprehensive income attributable to NCI	(12,856)	(15,942)

Current assets	63,528	39,590
Non-current assets	22,518	23,737
Current liabilities	6,642	6,945
Non-current liabilities	15,121	19,507

Net assets	64,283	36,875

Net assets attributable to NCI	19,973	13,035